LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Sep. 30, 2012
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Summary of loans receivable

Loans receivable at September 30, 2012 and 2011 are summarized as follows:

Single-family residential:
Residential first mortgage	$211,759,949	$242,091,310
Residential second mortgage	42,091,046	51,535,399
Home equity lines of credit	143,931,567	176,324,206
Total single-family residential	397,782,562	469,950,915
Commercial:
Commercial and multi-family real estate	323,333,936	316,210,346
Land acquisition and development	47,262,727	51,497,056
Real estate construction and development:	21,906,992	22,330,981
Commercial and industrial	197,754,774	180,821,164
Total commercial	590,258,429	570,859,547
Consumer and installment	2,673,925	3,116,742
	990,714,916	1,043,927,204
Add (less):
Deferred loan costs	3,115,384	3,625,440
Loans in process	(986,063)	(566,213)
Allowance for loan losses	(17,116,595)	(25,713,622)
Total	$975,727,642	$1,021,272,809

Weighted average rate at end of year	4.92%	5.30%

Summary of changes in loans to senior officers and directors

Balance, September 30, 2010	$12,357,727
Additions	1,740,531
Repayments and reclassifications	(1,469,993)
Balance, September 30, 2011	12,628,265
Additions	583,232
Repayments and reclassifications	(12,211,118)
Balance, September 30, 2012	$1,000,379

Summary of the activity in the allowance for loan losses

	2012	2011	2010
Balance, beginning of year	$25,713,622	$26,975,717	$20,579,170
Provision charged to expense	14,450,000	14,800,000	26,064,000
Charge-offs:
Residential real estate loans:
Residential real estate first mortgage	8,034,624	4,519,629	3,773,665
Residential real estate second mortgage	2,696,028	2,094,004	2,099,401
Home equity lines of credit	6,028,622	3,002,230	4,164,730
Total residential real estate loans	16,759,274	9,615,863	10,037,796
Commercial loans:
Commercial & multi-family real estate	4,050,492	1,545,367	4,323,493
Land acquisition & development	261,725	4,382,462	1,144,690
Real estate construction & development	298,045	49,900	2,254,473
Commercial & industrial	2,067,253	773,848	2,539,604
Total commercial loans	6,677,515	6,751,577	10,262,260
Consumer and other	215,456	100,551	174,425
Total charge-offs	23,652,245	16,467,991	20,474,481
Recoveries:
Residential real estate loans:
Residential real estate first mortgage	81,260	66,500	383,573
Residential real estate second mortgage	103,321	117,374	75,569
Home equity lines of credit	150,146	153,868	22,843
Total residential real estate loans	334,727	337,742	481,985
Commercial loans:
Commercial & multi-family real estate	113,837	10,950	87,928
Land acquisition & development	7,716	2,415	5,000
Real estate construction & development	10,200	1,293	—
Commercial & industrial	117,405	44,883	223,432
Total commercial loans	249,158	59,541	316,360
Consumer and other	21,333	8,613	8,683
Total recoveries	605,218	405,896	807,028
Net charge-offs	23,047,027	16,062,095	19,667,453
Balance, end of year	$17,116,595	$25,713,622	$26,975,717

Summary of the changes in the allowance for loan losses, by loan portfolio segment and information regarding the balance in the allowance and the recorded investment in loans by impairment method

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622
Provision charged to expense	8,930,211	5,805,630	(221,887)	(63,954)	14,450,000
Charge-offs	(16,759,276)	(6,677,516)	(215,452)	—	(23,652,244)
Recoveries	334,730	249,157	21,330	—	605,217
Balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$624,825	$—	$—	$—	$624,825
Loans collectively evaluated for impairment	8,723,286	7,633,303	28,272	106,909	16,491,770
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Recorded investment in loans receivable at end of period:
Total loans receivable	$398,732,907	$591,431,264	$2,680,065		$992,844,236
Loans receivable individually evaluated for impairment	42,642,539	22,271,208	208,620		65,122,367
Loans receivable collectively evaluated for impairment	356,090,368	569,160,056	2,471,445		927,721,869
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2011
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of period	$11,192,096	$15,533,915	$149,578	$100,128	$26,975,717
Provision charged to expense	14,928,471	(585,847)	386,641	70,735	14,800,000
Charge-offs	(9,615,863)	(6,751,577)	(100,551)	—	(16,467,991)
Recoveries	337,742	59,541	8,613	—	405,896
Balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Allowance balance at end of period based on:
Loans individually evaluated for impairment	$6,823,235	$1,761,301	$391,497	$—	$8,976,033
Loans collectively evaluated for impairment	10,019,211	6,494,731	52,784	170,863	16,737,589
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of period	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622

Recorded investment in loans receivable at end of period:
Total loans receivable	$472,312,786	$571,549,810	$3,123,835		$1,046,986,431
Loans receivable individually evaluated for impairment	52,261,847	12,956,783	526,191		65,744,821
Loans receivable collectively evaluated for impairment	420,050,939	558,593,027	2,597,644		981,241,610
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Summary of the unpaid principal balance and recorded investment of impaired loans

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$17,462,262	$17,503,014	$15,039,622	$15,071,226
Troubled debt restructurings current under restructured terms	22,198,364	22,284,401	24,477,261	24,554,899
Troubled debt restructurings past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing loans	47,477,363	47,643,101	53,380,962	53,549,746
Troubled debt restructurings returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total impaired loans	$64,879,818	$65,122,367	$65,507,287	$65,744,821

(1) All non-performing loans at September 30, 2012 and 2011 were classified as non-accrual.

Summary of the principal balance of impaired loans by the impairment method used
	2012	2011
	(In Thousands)
Fair value of collateral method	$42,405	$24,996
Present value of cash flows method	22,475	40,511
Total impaired loans	$64,880	$65,507

Summary of impaired loans and other related information

	At September 30, 2012				At September 30, 2011
		Unpaid Principal Balance				Unpaid Principal Balance
		Loans with	Loans with			Loans with	Loans with
		Partial	No Partial			Partial	No Partial
	Recorded	Charge-offs	Charge-offs	Related	Recorded	Charge-offs	Charge-offs	Related
	Investment	Recorded	Recorded	Allowance	Investment	Recorded	Recorded	Allowance
With no related allowance recorded:
Residential real estate first mortgage	$30,706,940	$6,637,737	$26,672,337	$—	$25,772,623	$101,902	$25,595,485	$—
Residential real estate second mortgage	3,840,089	632,181	3,559,450	—	2,726,816	—	2,716,629	—
Home equity lines of credit	3,436,217	1,128,509	2,827,438	—	3,025,818	—	3,025,818	—
Land acquisition and development	39,009	53,858	—	—	64,856	—	64,856	—
Real estate construction & development	388,767	114,445	328,116	—	1,745,879	—	1,745,279	—
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	5,324,044	—	5,448,601	—
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	467,448	—	467,964	—
Consumer and other	208,620	174,962	158,503	—	68,493	—	68,477	—
Total	60,463,074	24,995,264	45,250,788	—	39,195,977	101,902	39,133,109	—

With an allowance recorded:
Residential real estate first mortgage	3,932,673	751,226	3,417,970	346,365	14,673,518	—	14,611,480	3,175,977
Residential real estate second mortgage	393,983	—	396,977	191,612	1,787,617	—	1,780,640	1,133,592
Home equity lines of credit	332,637	—	335,312	86,848	4,275,455	—	4,275,455	2,513,666
Land acquisition and development	—	—	—	—	285,353	—	285,254	84,754
Real estate construction & development	—	—	—	—	699,392	—	762,584	157,783
Commercial & multi-family real estate	—	—	—	—	3,647,191	—	3,796,968	1,229,855
Commercial & industrial	—	—	—	—	722,620	—	806,468	288,909
Consumer and other	—	—	—	—	457,698	—	459,644	391,497
Total	4,659,293	751,226	4,150,259	624,825	26,548,844	—	26,778,493	8,976,033

Total:
Residential real estate first mortgage	34,639,613	7,388,963	30,090,307	346,365	40,446,141	101,902	40,206,965	3,175,977
Residential real estate second mortgage	4,234,072	632,181	3,956,427	191,612	4,514,433	—	4,497,269	1,133,592
Home equity lines of credit	3,768,854	1,128,509	3,162,750	86,848	7,301,273	—	7,301,273	2,513,666
Land acquisition and development	39,009	53,858	—	—	350,209	—	350,110	84,754
Real estate construction & development	388,767	114,445	328,116	—	2,445,271	—	2,507,863	157,783
Commercial & multi-family real estate	16,133,126	11,071,487	10,203,990	—	8,971,235	—	9,245,569	1,229,855
Commercial & industrial	5,710,306	5,182,085	1,500,954	—	1,190,068	—	1,274,432	288,909
Consumer and other	208,620	174,962	158,503	—	526,191	—	528,121	391,497
Total	$65,122,367	$25,746,490	$49,401,047	$624,825	$65,744,821	$101,902	$65,911,602	$8,976,033

	Year Ended
	September 30, 2012		September 30, 2011
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate first mortgage	$29,553,434	$1,026,328	$29,102,712	$420,013
Residential real estate second mortgage	3,426,107	148,162	3,095,613	81,122
Home equity lines of credit	3,492,655	71,781	3,068,344	107,246
Land acquisition and development	29,816	—	2,675,169	962
Real estate construction & development	936,763	4,986	2,824,643	13,366
Commercial & multi-family real estate	12,599,341	883,784	4,826,283	199,065
Commercial & industrial	4,242,100	261,714	535,836	64,682
Consumer and other	196,759	2,787	64,894	22,192
Total		2,399,542		908,648

With an allowance recorded:
Residential real estate first mortgage	8,404,107	78,724	12,500,659	641,798
Residential real estate second mortgage	827,732	5,334	1,408,422	68,077
Home equity lines of credit	887,651	11,614	3,307,957	56,386
Land acquisition and development	222,104	—	2,216,196	5,159
Real estate construction & development	107,306	—	435,306	5,644
Commercial & multi-family real estate	1,054,726	—	4,928,413	242,713
Commercial & industrial	286,417	—	1,039,663	29,661
Consumer and other	87,439	—	413,568	2,024
Total		95,672		1,051,462

Total:
Residential real estate first mortgage	37,957,541	1,105,052	41,603,371	1,061,811
Residential real estate second mortgage	4,253,839	153,496	4,504,035	149,199
Home equity lines of credit	4,380,306	83,395	6,376,301	163,632
Land acquisition and development	251,920	—	4,891,365	6,121
Real estate construction & development	1,044,069	4,986	3,259,949	19,010
Commercial & multi-family real estate	13,654,067	883,784	9,754,696	441,778
Commercial & industrial	4,528,517	261,714	1,575,499	94,343
Consumer and other	284,198	2,787	478,462	24,216
Total		$2,495,214		$1,960,110

Summary of the recorded investment in loans receivable by class that were 30 days or more past due

	September 30, 2012
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$2,567,694	$3,229,337	$5,792,387	$11,589,418	$200,183,277	$211,772,695	$—	$21,635,255
Residential real estate second mortgage	264,540	273,642	433,195	971,377	41,277,730	42,249,107	—	2,257,597
Home equity lines of credit	1,940,740	902,941	1,182,495	4,026,176	140,684,929	144,711,105	—	3,420,409
Land acquisition and development	110,308	—	39,009	149,317	47,186,229	47,335,546	—	39,009
Real estate construction & development	—	—	357,643	357,643	21,535,974	21,893,617	—	388,767
Commercial & multi-family real estate	290,776	69,756	8,230,195	8,590,727	315,502,338	324,093,065	—	14,155,739
Commercial & industrial	23,421	—	266,042	289,463	197,819,573	198,109,036	—	5,601,512
Consumer and other	5,467	4,152	149,861	159,480	2,520,585	2,680,065	—	144,935
Total	$5,202,946	$4,479,828	$16,450,827	$26,133,601	$966,710,635	$992,844,236	$—	$47,643,223

	September 30, 2011
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate first mortgage	$5,358,948	$2,882,199	$11,264,959	$19,506,106	$223,662,221	$243,168,327	$—	$30,291,026
Residential real estate second mortgage	794,911	155,772	820,556	1,771,239	49,986,363	51,757,601	—	3,501,646
Home equity lines of credit	2,960,623	633,473	3,948,135	7,542,230	169,844,628	177,386,858	—	6,330,824
Land acquisition and development	314,856	—	285,254	600,110	51,042,361	51,642,471	—	350,210
Real estate construction & development	—	—	904,773	904,773	21,387,494	22,292,267	—	2,445,271
Commercial & multi-family real estate	4,367,633	3,469,293	2,374,682	10,211,608	306,146,688	316,358,296	—	8,971,235
Commercial & industrial	280,482	—	271,829	552,311	180,704,465	181,256,776	—	1,190,067
Consumer and other	58,026	74,252	248,949	381,227	2,742,607	3,123,835	—	469,467
Total	$14,135,479	$7,214,989	$20,119,137	$41,469,604	$1,005,516,827	$1,046,986,431	$—	$53,549,746

Summary of the recorded investment of loan risk ratings by class

	September 30, 2012
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$185,061,008	$462,421	$23,039,578	$3,209,688	$—
Residential real estate second mortgage	39,698,676	181,825	1,779,092	589,514	—
Home equity lines of credit	139,910,992	146,631	3,511,016	1,142,466	—
Land acquisition and development	34,632,857	4,549,053	8,153,636	—	—
Real estate construction & development	21,504,850	—	34,173	354,594	—
Commercial & multi-family real estate	297,366,661	1,189,914	22,729,017	2,807,473	—
Commercial & industrial	184,570,394	575,990	12,962,652	—	—
Consumer and other	2,535,130	—	—	144,935	—
Total	905,280,568	7,105,834	72,209,164	8,248,670	—
Less related specific allowance	—	—	(624,825)	—
Total net of allowance	$905,280,568	$7,105,834	$71,584,339	$8,248,670	$—

	September 30, 2011
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$203,690,460	$2,390,396	$36,571,024	$516,447	$—
Residential real estate second mortgage	47,604,902	101,212	3,932,222	119,265	—
Home equity lines of credit	169,988,030	99,267	6,000,449	1,299,112	—
Land acquisition and development	48,284,733	—	3,357,738	—	—
Real estate construction & development	19,717,698	—	2,574,569	—	—
Commercial & multi-family real estate	264,896,753	12,549,086	38,707,248	205,209	—
Commercial & industrial	162,411,843	10,499,378	8,044,643	300,912	—
Consumer and other	2,654,369	—	290,168	179,298	—
Total	919,248,788	25,639,339	99,478,061	2,620,243	—
Less related specific allowance	—	—	(7,565,115)	(1,410,918)
Total net of allowance	$919,248,788	$25,639,339	$91,912,946	$1,209,325	$—

Summary of unpaid principal balance and recorded investment of troubled debt restructurings

	September 30, 2012		September 30, 2011
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$22,198,364	$22,284,401	$24,477,261	$24,554,899
Past due under restructured terms	7,816,737	7,855,686	13,864,079	13,923,621
Total non-performing	30,015,101	30,140,087	38,341,340	38,478,520
Returned to accrual status	17,402,455	17,479,266	12,126,325	12,195,075
Total troubled debt restructurings	$47,417,556	$47,619,353	$50,467,665	$50,673,595

Schedule of restructured accruing loans and defaulted during the period

	Total Restructured During			Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2012	2011	2010	2012	2011	2010

Residential mortgage loans	$7,667,713	$11,916,113	$18,686,051	$17,826,288	$12,931,213	$3,121,377
Commercial loans	7,689,631	7,806,257	5,130,463	1,607,578	650,959	7,926,935
Consumer loans	41,954	—	—	312,165	—	—
Total	$15,399,298	$19,722,370	$23,816,514	$19,746,031	$13,582,172	$11,048,312